Goodwill - Summary of Key Assumptions Used for Value-in-use Calculations (Detail) - Goodwill [member]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue growth rates [member] | Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(25.00%)	(22.00%)	3.00%
Revenue growth rates [member] | Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(26.00%)	(30.00%)	(8.00%)
Loan loss rates [member] | Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	1.50%	1.20%	0.90%
Loan loss rates [member] | Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(7.70%)	(5.40%)	(6.30%)
Pre-tax discount rate [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	17.00%	19.00%	27.00%
Long-term growth rate [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	2.00%	2.00%	3.00%